Property and Equipment, Net	12 Months Ended
Dec. 31, 2016
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2015	2016
Cost:
Computers	$43,964	$43,964
Equipment	422,641	661,051
Office furniture	14,394	14,394
Leasehold improvements	23,458	23,458

	504,457	742,867

Accumulated depreciation:	286,663	341,875

Property and equipment, net	$217,794	$400,992

Depreciation expenses for the years ended December 31, 2014, 2015 and 2016 were $46,435, $50,826 and $55,212, respectively.